Share-Based Compensation - Weighted Average Assumptions Used to Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.13%	1.87%	1.84%
Volatility	96.90%	102.20%	95.90%
Expected life	6 years 5 months 12 days	7 years	5 years